STOCKHOLDERS’ EQUITY	3 Months Ended
Mar. 31, 2023
Equity [Abstract]
STOCKHOLDERS’ EQUITY

NOTE 8 – STOCKHOLDERS’ EQUITY

The Company’s capitalization at March 31, 2023 and December 31, 2022 was 100,000,000 authorized common shares with a par value of $0.0001 per share, and 20,000,000 authorized preferred shares with a par value of $0.0001 per share.

Common Stock

On October 18, 2022, the Company issued 265,000 shares of common stock for a prepaid asset in the amount of $92,000.

On October 18, 2022, the Company issued 50,000 shares of common stock for $2,250 in services.

On December 9, 2022, the Company received a cash investment of $10,000 from an investor to purchase 10,000 shares of the Company’s common stock at $1 per share.

On January 25, 2023, the Company reacquired 3,334 shares from an investor for $10,000.

On March 24, 2023, the Company received a cash investment of $265,000 from an investor to purchase 530,000 shares of the Company’s common stock at $0.50 per share.

As a result of all common stock issuances, the total issued and outstanding shares of common stock were 28,226,264 and 27,699,598 at March 31, 2023 and December 31, 2022, respectively.

Preferred Stock

No preferred stock was issued and outstanding as of March 31, 2023 and December 31, 2022, respectively.